Note 7 - Income Taxes - Effective Income Tax Rate Reconciliation (Details) - AUD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Loss before income taxes	$ (29,905,389)	$ (10,506,935)
Computed by applying income tax rate of home jurisdiction	$ (7,476,347)	$ (3,152,081)
Computed by applying income tax rate of home jurisdiction	25.00%	30.00%
Effect of tax rates in foreign jurisdictions	$ 200,505	$ 76,914
Effect of tax rates in foreign jurisdictions	(1.00%)	(1.00%)
Research and development tax incentive	$ 1,257,265	$ 1,518,698
Research and development tax incentive	(4.00%)	(15.00%)
Stock-based compensation	$ 132,763	$ 27,730
Stock-based compensation	(0.00%)	0.00%
Amortization – expense & impairment	$ 2,344,621	$ (490,891)
Amortization – expense & impairment	(8.00%)	5.00%
Other	$ 150,633	$ 49,441
Other	(1.00%)	0.00%
Change in valuation allowance	$ 339,723	$ 1,970,189
Change in valuation allowance	(1.00%)	(19.00%)
Income tax expense/(benefit)	$ (3,050,837)	$ (0)
Income tax expense/(benefit)	10.00%	0.00%